Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 10, 2014
Deferred tax assets:
Property and equipment	$ 1	$ 56
Accruals and reserves	1,407	1,523
Deferred rent	654	354
Compensation and benefits	12,512	8,056
Deferred revenue	5,372	17,779
Net operating loss and credits	30,475	4,786
Other	74	17
Total deferred tax assets	50,495	32,571	$ 29,900
Valuation allowance	(50,212)	(32,514)
Total deferred tax assets	283	57
Deferred tax liabilities:
Property and equipment	(134)	0
Other deferred tax liabilities	(149)	(57)
Deferred tax liabilities	(283)	(57)
Total	$ 0	$ 0